Monachil Credit Income Fund

Consolidated Schedule of Investments

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	ASSET-BACKED SECURITIES — 12.5%
	Auxilior Term Funding LLC
200,000	Series 2023-1A, Class E, 10.970%, 12/15/2032[1,2]	$207,879
	Bank of America Auto Trust
69,953	Series 2023-1A, Class A2, 5.830%, 5/15/2026[1,2]	70,095
	CarMax Auto Owner Trust
5,000	Series 2021-2, Class A4, 0.810%, 12/15/2026[2]	4,899
	Carvana Auto Receivables Trust
86,232	Series 2021-P1, Class A4, 0.860%, 1/11/2027[2]	84,967
61,712	Series 2023-P5, Class A2, 5.770%, 4/12/2027[1,2]	61,911
833	Series 2024-P1, Class A2, 5.500%, 8/10/2027[1,2]	835
1,000	Series 2023-P4, Class C, 6.550%, 12/10/2029[1,2]	1,056
1,000	Series 2024-P1, Class C, 5.570%, 7/10/2030[1,2]	1,031
1,000	Series 2024-P1, Class D, 6.250%, 3/10/2031[1,2]	1,041
	CNH Equipment Trust
124,935	Series 2023-B, Class A2, 5.900%, 2/16/2027[2]	125,492
	CP EF Asset Securitization II LLC
100,000	Series 2023-1X, Class C, 7.560%, 3/15/2032[2]	97,305
	DLLAA LLC
120,712	Series 2023-1X, Class A2, 5.930%, 7/20/2026[2]	121,353
	DT Auto Owner Trust
176,213	Series 2023-3A, Class A, 6.290%, 8/16/2027[1,2]	177,014
	Enterprise Fleet Financing LLC
6,392	Series 2021-2, Class A2, 0.480%, 5/20/2027[1,2]	6,362
15,688	Series 2021-3, Class A2, 0.770%, 8/20/2027[1,2]	15,574
	Foundation Finance Trust
90,813	Series 2023-1X, Class D, 9.180%, 12/15/2043[2]	95,383
	GLS Auto Receivables Trust
68,017	Series 2023-2X, Class A2, 5.700%, 1/15/2027[2]	68,106
100,000	Series 2023-2X, Class D, 6.310%, 3/15/2029[2]	102,663
	GM Financial Consumer Automobile Receivables Trust
11,177	Series 2021-2, Class A3, 0.510%, 4/16/2026[2]	11,120
44,017	Series 2021-4, Class A3, 0.680%, 9/16/2026[2]	43,370
	Goodleap Sustainable Home Solutions Trust
97,313	Series 2023-4CX, Class B, 7.970%, 3/20/2057[2]	101,266
	Lendmark Funding Trust
500,000	Series 2023-1X, Class D, 8.690%, 5/20/2033[2]	507,574
	Lunar Aircraft, Ltd.
175,523	Series 2020-1A, Class A, 3.376%, 2/15/2045[1,2]	168,333
	Mercedes-Benz Auto Receivables Trust
33,230	Series 2021-1, Class A3, 0.460%, 6/15/2026[2]	32,845
	MetroNet Infrastructure Issuer LLC
25,000	Series 2023-1X, Class A2, 6.560%, 4/20/2053[2]	25,999
25,000	Series 2023-1X, Class B, 8.010%, 4/20/2053[2]	26,182

Monachil Credit Income Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	OneMain Financial Issuance Trust
100,000	Series 2023-2X, Class D, 7.520%, 9/15/2036[2]	$105,561
	Upstart Securitization Trust
88,980	Series 2023-2X, Class A, 6.770%, 6/20/2033[2]	89,417
250,000	Series 2023-2X, Class B, 7.920%, 6/20/2033[2]	254,037
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,543,734)	2,608,670

	BANK LOANS—0.2%
	SkyMiles IP Ltd
42,190	8.558%, 10/20/2027[2,4]	43,023
	TOTAL BANK LOANS
	(Cost $43,657)	43,023

	BILATERAL LOANS—43.8%
	NH Cash Investment
2,645,000	21.840%, 10/18/2027[3]	2,645,000
	TOTAL BILATERAL LOANS
	(Cost $2,545,000)	2,645,000

	CONSUMER LOAN POOLS—12.6%
	IDA Acceptance 360 LLC
4,044,942	2.020%, 3/21/2034[3]	3,343,310
	Innovate Master Trust Series 2023-1
2,307,996	3.894%, 11/7/2036[3]	1,447,066
	Stratus Financial, LLC
4,370,968	17.749%, 8/6/2034[3]	4,370,968
	TOTAL CONSUMER LOAN POOLS
	(Cost $9,212,095)	9,161,344

	COLLATERALIZED LOAN OBLIGATIONS — 15.3%
	Barrow Hanley CLO II, Ltd.
250,000	Series 2023-2X, Class C, 8.782% (3-Month Term SOFR+350 basis points), 10/20/2035[2,4]	254,640
250,000	Series 2023-2X, Class E, 13.652% (3-Month Term SOFR+837 basis points), 10/20/2035[2,4]	252,741
	BCC Middle Market CLO
250,000	Series 2023-1A, Class D, 11.932% (3-Month Term SOFR+665 basis points), 7/20/2035[1,2,4]	254,012
250,000	Series 2023-1A, Class E, 15.122% (3-Month Term SOFR+984 basis points), 7/20/2035[1,2,4]	254,041
	Canyon Capital CLO, Ltd.
250,000	Series 2023-1X, Class E, 13.281% (3-Month Term SOFR+798 basis points), 10/15/2036[2,4]	260,492
	Carlyle US CLO, Ltd.
250,000	Series 2023-2X, Class D1, 10.282% (3-Month Term SOFR+500 basis points), 7/20/2036[2,4]	259,897
	CIFC-LBC Middle Market CLO LLC
250,000	Series 2023-1I, Class C, 9.582% (3-Month Term SOFR+430 basis points), 10/20/2035[2,4]	251,236
500,000	Series 2023-1I, Class D, 11.782% (3-Month Term SOFR+650 basis points), 10/20/2035[2,4]	507,741

Monachil Credit Income Fund

Consolidated Schedule of Investments - Continued

As of September 30, 2024 (Unaudited)

Principal
Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
250,000	Series 2023-1I, Class E, 14.582% (3-Month Term SOFR+930 basis points), 10/20/2035[2,4]	$253,307
	Fortress Credit BSL Limited
250,000	Series 2023-2X, Class D, 11.553% (3-Month Term SOFR+627 basis points), 7/24/2036[2,4]	258,308
	Man US CLO, Ltd.
250,000	Series 2023-1A, Class D, 11.132% (3-Month Term SOFR+585 basis points), 7/20/2035[1,2,4]	257,861
	New Mountain Guardian IV Rated
137,500	Series 2023-1A, Class A2, 9.603% (3-Month Term SOFR+450 basis points), 8/22/2036[1,2,3,4]	137,500
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $3,112,500)	3,201,776

	CORPORATE BONDS — 0.0%
	INVESTMENT COMPANIES — 0.0%
	Ares Capital Corp
1,000	3.250%, 7/15/2025[2]	985
	Blackstone Private Credit Fund
1,000	2.350%, 11/22/2024	995
	Sixth Street Specialty Lending, Inc.
1,000	3.875%, 11/1/2024[2]	999
		2,979
	TOTAL CORPORATE BONDS
	(Cost $2,965)	2,979

	U.S. TREASURY BILL — 7.4%
	United States Treasury Bill
1,550,000	4.99%, 10/3/2024	1,549,600

	U.S. TREASURY BILL
	(Cost $1,549,570)	1,549,600

	TOTAL INVESTMENTS — 91.8%
	(Cost $19,109,521)	19,212,392

	Assets in Excess of Other Liabilities[6] — 8.2%	1,717,641
	TOTAL NET ASSETS — 100.0%	$20,930,033

LLC — Limited Liability Company

US — United States

SOFR — Secured Overnight Financing Rate

1Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,614,545, which represents 7.7% of the total net assets of the Fund.

2Callable.

3The value of these securities was determined using significant unobservable inputs. These are reported as level 3 securities in the Fair Value Hierarchy.

4Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 Variable rate security. Rate shown is the rate in effect as of period end.

6 Includes Cash, Cash equivalents, Dividends and interest, and Total liabilities.

Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - (Unaudited)(Continued)

As of September 30, 2024

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Contracts	Date	Contracts	Value	September 30, 2024	(Depreciation)
Equity Futures
Long Contracts
CBOE VIX Index	December 19, 2024	1	$16,853	$17,993	$1,141
Total Long Contracts			16,853	17,993	1,141

Short Contracts
CBOE IBOXX Ishares	December 3, 2024	(33)	(5,376,423)	(5,459,850)	(83,427)
Total Short Contracts			(5,376,423)	(5,459,850)	(83,427)

TOTAL FUTURES CONTRACTS			$(5,359,571)	$(5,441,857)	$(82,286)